Non-financial Assets and Liabilities	12 Months Ended
Jun. 30, 2020
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Non-financial Assets and Liabilities

6. Non-financial assets and liabilities

a.	Property, plant and equipment

(in U.S. dollars, in thousands)	Plant and Equipment	Office Furniture and Equipment	Computer Hardware and Software	Total
Year Ended June 30, 2019
Opening net book amount	306	414	364	1,084
Additions	114	102	107	323
Exchange differences	1	(5)	(13)	(17)
Disposals	—	(2)	—	(2)
Depreciation charge	(217)	(133)	(212)	(562)
Closing net book value	204	376	246	826

As of June 30, 2019
Cost	4,207	1,304	3,023	8,534
Accumulated depreciation	(4,003)	(928)	(2,777)	(7,708)
Net book value	204	376	246	826

Year Ended June 30, 2020
Opening net book amount	204	376	246	826
Additions	1,393	458	152	2,003
Exchange differences	(2)	9	43	50
Disposals	—	—	(1)	(1)
Depreciation charge	(259)	(136)	(190)	(585)
Closing net book value	1,336	707	250	2,293

As of June 30, 2020
Cost	5,598	1,766	3,182	10,546
Accumulated depreciation	(4,262)	(1,059)	(2,932)	(8,253)
Net book value	1,336	707	250	2,293

(i) Depreciation methods and useful lives

Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over the estimated useful lives. The estimated useful lives are:

•	Plant and equipment 3 – 15 years
•	Office furniture and equipment 3 – 10 years
•	Computer hardware and software 3 – 4 years

See Note 22(o) for other accounting policies relevant to property, plant and equipment.

b.Leases

(i) Amounts recognized on the balance sheet

Right-of-use assets

(in U.S. dollars, in thousands)	Buildings	Manufacturing	Total
Year Ended June 30, 2020
Opening net book amount	—	—	—
Initial recognition under IFRS 16 adoption	4,897	—	4,897
Additions	—	3,844	3,844
Reassessment	321	998	1,319
Exchange differences	51	—	51
Depreciation charge	(1,509)	(624)	(2,133)
Closing net book value	3,760	4,218	7,978

As of June 30, 2020
Cost	5,269	4,842	10,111
Accumulated depreciation	(1,509)	(624)	(2,133)
Net book value	3,760	4,218	7,978

Lease liabilities

(in U.S. dollars, in thousands)	As of June 30, 2020	As of June 30, 2019
Current	3,519	—
Non-current	6,317	—
Lease liabilities included in the statement of financial position	9,836	—

The lease liability is measured at the present value of the fixed and variable lease payments net of cash lease incentives that are not paid at the balance date. Lease payments are apportioned between the finance charges and reduction of the lease liability using the incremental borrowing rate to achieve a constant rate of interest on the remaining balance of the liability. Lease payments for buildings exclude service fees for cleaning and other costs. The interest expense (included in finance costs) for leases is $0.5 million for the year ended June 30, 2020.

Payments associated with short-term leases with a lease term of 12 months or less, contracts that contain lease and non-lease components that are cancellable within 12 months and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. The expense relating to short term leases was $0.6 million for the year ended June 30, 2020.

In the year ended June 30, 2020, total payments associated with lease liabilities was $2.4 million.

(ii) Depreciation methods and useful lives of right-of use assets

Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over the estimated useful lives. Depreciation for leases for the years ended June 30, 2020 and 2019 was $1.5 million and $Nil, respectively.

(iii) Extension and termination options

Extension options and termination options may be included in the right-of-use asset leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations.

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options and periods after termination options are only included in the lease term if the lease is reasonably certain to be extended or not terminated.

A right-of-use asset and lease liability has been recognized in relation to the manufacturing service agreement entered into with Lonza in October 2019 for the supply of commercial product for the potential approval and launch of RYONCIL for the treatment of pediatric acute graft versus host disease in the US market. Management has determined that this agreement has a non-cancellable lease term of 4.5 years, at which time the Group has the option to exercise an extension or terminate the agreement. Additionally, if during the initial 4.5 year lease term there is a significant delay in the expected approval date of the BLA for RYONCIL by the FDA then the lease term can be reduced at the Group’s discretion.

As of June 30, 2020, the anticipated future contractual cash flows relating to the lease component of the Lonza agreement are $5.3 million, as included within lease liabilities in Note 10(c) on an undiscounted basis. The anticipated future contractual cash flows exclude cashflows beyond the initial non-cancellable lease term of 4.5 years as it is not reasonably certain the Group will extend the agreement. If there is a significant delay in the expected approval date of the BLA for RYONCIL by the FDA then the anticipated future contractual cash flows relating to the lease component will reduce by $2.0 million.

See Note 1(iii) and Note 22a(i) for other accounting policies relevant to lease accounting.

c.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2019
Opening net book amount	134,453	1,770	427,779	20,604	584,606
Additions	—	100	—	—	100
Exchange differences	—	(4)	—	1	(3)
Amortization charge	—	(122)	—	(1,455)	(1,577)
Closing net book amount	134,453	1,744	427,779	19,150	583,126

As of June 30, 2019
Cost	134,453	2,822	489,698	23,999	650,972
Accumulated amortization	—	(1,078)	—	(4,849)	(5,927)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,744	427,779	19,150	583,126

Year Ended June 30, 2020
Opening net book amount	134,453	1,744	427,779	19,150	583,126
Additions	—	50	—	—	50
Exchange differences	—	(2)	—	1	(1)
Amortization charge	—	(119)	—	(1,455)	(1,574)
Closing net book amount	134,453	1,673	427,779	17,696	581,601

As of June 30, 2020
Cost	134,453	2,862	489,698	24,000	651,013
Accumulated amortization	—	(1,189)	—	(6,304)	(7,493)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,673	427,779	17,696	581,601

(i) Carrying value of in-process research and development acquired by product

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Cardiovascular products (1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions (2)	70,730	70,730
Osiris MSC products (3)	102,698	102,698
	427,779	427,779

(1)	Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)	Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)	Includes RYONCIL for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease

For all products included within the above balances, the underlying currency of each item recorded is USD.

(ii) Amortization methods and useful lives

The Group amortizes intangible assets with a finite useful life using the straight-line method over the following periods:

•	Acquired licenses to patents 7 – 16 years
•	Current marketed products 15 – 20 years

See Note 22(p) for the other accounting policies relevant to intangible assets and Note 22(j) for the Group’s policy regarding impairments.

(iii) Significant estimate: Impairment of goodwill and assets with an indefinite useful life

The Group tests annually whether goodwill and its assets with indefinite useful lives have suffered any impairment in accordance with its accounting policy stated in Note 22(j). The recoverable amounts of these assets and cash-generating units have been determined based on fair value less costs to dispose calculations, which require the use of certain assumptions. A full annual impairment assessment was performed at March 31, 2020 and no impairment of the in-process research and development and goodwill was identified.

(iv) Impairment tests for goodwill and intangible assets with and indefinite useful life

In-process research and development acquired is considered to be an indefinite life intangible asset on the basis that it is incomplete and cannot be used in its current form (see Note 22(p)(iii)). The intangible asset’s life will remain indefinite until such time it is completed and commercialized or impaired. The carrying value of in-process research and development is a separate asset which has been subject to impairment testing at the cash generating unit level, which has been determined to be at the product level.

On acquisition, goodwill was not able to be allocated to the cash generating unit (“CGU”) level or to a group of CGU given the synergies of the underlying research and development. For the purpose of impairment testing, goodwill is monitored by management at the operating segment level. The Group is managed as one operating segment, being the development of adult stem cell technology platform for commercialization. The carrying value of goodwill has been allocated to the appropriate operating segment for the purpose of impairment testing.

The recoverable amount of both goodwill and in-process research and development was assessed as of March 31, 2020 based on the fair value less costs to dispose. Management assess for indicators of impairment as at June 30, 2020 including considering events up to the date of the approval financial statements. No impairment as at June 30, 2020, was identified.

(v) Key assumptions used for fair value less costs to dispose calculations

In determining the fair value less costs to dispose we have given consideration to the following internal and external indicators:

•

discounted expected future cash flows of programs valued by the Group’s internal valuation team and reviewed by the CFO. The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. When determining key assumptions, the business units refer to both external sources and past experience as appropriate. The valuation is considered to be level 3 in the fair value hierarchy due to unobservable inputs used in the valuation;

•	the scientific results and progress of the trials since acquisition;
•	the valuation of the Group that was applicable to the July 10, 2018 equity placement undertaken with NovaQuest through issuing of the Group’s securities on the ASX;
•	the valuation of the Group that was applicable to the October 12, 2018 equity placement undertaken with Tasly Pharmacetuicals through issuing of the Group’s securities on the ASX;
•	the market capitalization of the Group on the ASX (ASX:MSB) on the impairment testing date of March 31, 2020; and
•	the valuation of the Group’s assets from an independent valuation as of March 31, 2020.

Costs of disposal were assumed to be immaterial at March 31, 2020.

Discounted cash-flows used a real post-tax discount rate range of 13.8% to 15.5%, and include estimated real cash inflows and outflows for each program through to patent expiry.

In relation to cash outflows consideration has been given to cost of goods sold, selling costs and clinical trial schedules including estimates of numbers of patients and per patient costs. Associated expenses such as regulatory fees and patent maintenance have been included as well as any further preclinical development if applicable.

In relation to cash inflows consideration has been given to product pricing, market population and penetration, sales rebates and discounts, launch timings and probability of success in the relevant applicable markets.

The assessment of goodwill showed the recoverable amount of the Group’s operating segment, including goodwill and remaining in-process research and development, exceeds the carrying amounts, and therefore there is no impairment. Additionally, the recoverable amount of remaining in-process research and development also exceeds the carrying amounts, and therefore there is no impairment.

There are no standard growth rates applied, other than our estimates of market penetration which increase initially, plateau and then decline.

The assessment of the recoverable amount of each product has been made in accordance with the discounted cash-flow assumptions outlined above. The assessment showed that the recoverable amount of each product exceeds the carrying amount and therefore there is no impairment.

(vi) Impact of possible changes in key assumptions

The Group has considered and assessed reasonably possible changes in the key assumptions and has not identified any instances that could cause the carrying amount of our intangible assets at June 30, 2020 to exceed its recoverable amount.

In August 2020, as disclosed in Note 15, the ODAC of the FDA voted in favor that available data support the efficacy of RYONCIL in pediatric patients with SR-aGVHD. The ODAC is an independent panel of experts that evaluates efficacy and safety of data and makes appropriate recommendations to the FDA. Although the FDA will consider the recommendation of the panel, the final decision regarding the approval of the product is made solely by the FDA, and the recommendations by the panel are non-binding. RYONCIL has been accepted for Priority Review by the FDA with an action date of September 30, 2020, under the PDUFA. Assumptions associated with SR-aGVHD in pediatric patients are included within the total valuation of Osiris MSC products within in-process research and development. As of June 30, 2020, management have assumed that RYONCIL for pediatric SR-aGVHD will obtain BLA approval at the PDUFA action date of September 30, 2020.

Whilst there is no impairment, the key sensitivities in the valuation remain the continued successful development of our technology platform. If we are unable to successfully develop our technology platforms, an impairment of the carrying amount of our intangible assets may result.

d.	Provisions

	As of			As of
	June 30, 2020			June 30, 2019
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	19,699	25,467	45,166	1,033	46,501	47,534
Employee benefits	5,748	83	5,831	4,231	86	4,317
Provision for license agreements	3,750	2,013	5,763	2,000	1,742	3,742
	29,197	27,563	56,760	7,264	48,329	55,593

(i) Information about individual provisions and significant estimates

Contingent consideration

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements pertaining to the acquired MSC assets from Osiris. Further disclosures can be found in Note 5(g)(iii).

Employee benefits

The provision for employee benefits relates to the Group’s liability for annual leave, short term incentives and long service leave.

Employee benefits include accrued annual leave. As of June 30, 2020 and 2019, the entire amount of the accrual was $0.8 million and $0.7 million respectively, and is presented as current, since the Group does not have an unconditional right to defer settlement for any of these obligations.

(ii) Movements

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements.  Refer to Note 5(g)(iii) for movements in contingent consideration for the years ended June 30, 2020 and 2019.

e.	Deferred tax balances

(i) Deferred tax balances

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	72,899	61,742
Other temporary differences	6,196	3,687
Total deferred tax assets	79,095	65,429

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	79,825	76,553
Total deferred tax liabilities	79,825	76,553
Net deferred tax liabilities	730	11,124

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	79,095	65,429

Deferred tax liabilities expected to be settled within 12 months	99	99
Deferred tax liabilities expected to be settled after 12 months	79,726	76,454

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2018	(55,904)	(669)	76,652	20,079
Charged/(credited) to:
- profit or loss	(5,838)	(3,018)	(99)	(8,955)
As of June 30, 2019	(61,742)	(3,687)	76,553	11,124
Charged/(credited) to:
- profit or loss	(10,727)	(1,960)	3,272	(9,415)
- directly to equity	(430)	(549)	—	(979)
As of June 30, 2020	(72,899)	(6,196)	79,825	730

(1)	Deferred tax assets are netted against deferred tax liabilities.

f.	Deferred consideration

	As of June 30,
(in U.S. dollars, in thousands)	2020	2019
Opening balance(1)	10,000	—
Milestone consideration received during the period(2)	2,500	20,000
Amount recognized as revenue during the period(1)	(10,000)	(10,000)
Balance as of the end of the period	2,500	10,000

(1)

The $10.0 million opening balance in deferred consideration represents the portion of the $20.0 million up-front technology access fee received from Tasly that had not been recognized as revenue. In accordance with the Group’s accounting policy, revenue related to the licensing of intellectual property is only recognized to the extent that control has been transferred to the customer. In the year ended June 30, 2020, the Group recognized the remaining $10.0 million of the up-front technology access fee received in revenue as the control for this portion of revenue was transferred to Tasly based on our decision regarding the exercise of our rights in the terms and conditions of the agreement.

(2)	The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and resulted in deferred consideration as of June 30, 2020.